SCHEDULE IV - LOANS AND OTHER LENDING INVESTMENTS	12 Months Ended
Dec. 31, 2017
SCHEDULE IV - LOANS AND OTHER LENDING INVESTMENTS
SCHEDULE IV - LOANS AND OTHER LENDING INVESTMENTS

SCHEDULE IV—LOANS AND OTHER LENDING INVESTMENTS

DECEMBER 31, 2017

($ in thousands)

Type	Location	Periodic Payment Terms(1)	Maturity Date(2)	Interest Pay Rate Index(3)	Prior Liens	Face Amount(4)	Carrying Amount(5)	Carrying Amount Subject to Delinquent Interest
Bridge Loans:
Bridge loans in excess of 3% of carrying amount of total loans:
Multifamily	TX	IO	2020	LIBOR + 3.60% Floor 1.36%	$—	$151,500	$151,680	$—
Bridge loans less than 3% of carrying amount of total loans (6):
Multifamily	Various	IO / PI	2018 - 2022	LIBOR + 3.00% - 12.975% Floor 0.17% - 1.57% Fixed 3.00% - 12.00%	—	1,620,123	1,613,790	—
Self Storage	Various	IO	2018 - 2022	LIBOR + 3.90% - 6.00% Floor 0.25% - 1.53%	—	301,830	299,803	—
Land	CA	IO	2018	LIBOR + 4.00% Floor 0.15% Fixed 0.00% - 11.64%	—	117,494	63,612	—
Office	Various	IO / PI	2018 - 2020	LIBOR + 3.10% - 6.25% Floor 0.50% - 1.23%	—	106,943	104,747	—
Healthcare	Various	IO	2018 - 2020	LIBOR + 5.50% - 6.75% Floor 1.12% - 1.49%	—	55,615	55,205	—
Hotel	NY	IO	2019	LIBOR + 5.30% - 8.28% Floor 0.45%	—	36,000	35,827	—
Retail	CT	IO	2020	LIBOR + 8.95% Floor 1.00%	—	32,600	32,402	—

					—	2,270,605	2,205,386	—

Total Bridge Loans					—	2,422,105	2,357,066	—

Preferred Equity Loans:
Preferred equity loans less than 3% of carrying amount of total loans (6):
Multifamily	Various	IO / PI	2018 - 2029	Fixed 6.00% - 14.00%	515,195	105,532	105,135	—
Hotel	IL	IO	2019	LIBOR + 2.79%	46,500	34,750	29,050	—
Commercial	NY	IO	2018	Fixed 6.00%	29,792	1,700	—	—
Office	SC	IO	2024	Fixed 15.00%	10,123	910	897	—

Total Preferred Equity Loans					601,610	142,892	135,082	—

Type	Location	Periodic Payment Terms(1)	Maturity Date(2)	Interest Pay Rate Index(3)	Prior Liens	Face Amount(4)	Carrying Amount(5)	Carrying Amount Subject to Delinquent Interest
Mezzanine Loans:
Mezzanine loans less than 3% of carrying amount of total loans (6):
Multifamily	Various	IO / PI	2018 - 2025	Fixed 10.50% - 12.50%	45,243	48,374	48,061	—
Hotel	NY	IO	2020	LIBOR + 13.00% Floor 1.23%	59,821	19,975	19,770	—
Land	Various	IO	2018 - 2019	Fixed 0.00% - 12.00%	—	15,333	15,290
Retail	FL	PI	2024	Fixed 12.00%	31,750	3,859	3,858	—

Total Mezzanine Loans					136,814	87,541	86,979	—

Total Loans					$738,424	$2,652,538	$2,579,127	$—

(1)	IO = Interest Only, PI = Principal and Interest.
(2)	Maturity date does not include possible extensions.
(3)	References to LIBOR are to one-month LIBOR unless specifically stated otherwise.
(4)	During 2017, $426.2 million of loans were extended.
(5)	The federal income tax basis is approximately $2.65 billion.
(6)	Individual loans each have a carrying value less than 3% of total loans.

        The following table reconciles our loans and investments carrying amounts for the periods indicated (in thousands):

	Year Ended December 31,
	2017	2016	2015
Balance at beginning of year	$1,695,732	$1,450,334	$1,459,476
Additions during period:
New loan originations	1,842,974	847,683	944,251
Loan charge-offs	20,473	2,959	32,000
Funding of unfunded loan commitments(1)	51,689	7,851	6,929
Accretion of unearned revenue	6,519	4,297	5,556
Charge-off on loan converted to real estate owned	—	—	2,500
Recoveries of reserves	2,456	193	2,042
Deductions during period:
Loan payoffs and paydowns	(929,796)	(556,893)	(946,078)
Unfunded loan commitments(1)	(77,233)	(50,691)	(4,225)
Use of loan charge-offs	(20,473)	(2,959)	(32,000)
Loan converted to real estate owned	—	—	(8,400)
Provision for loan losses	(2,000)	(59)	(6,509)
Unearned revenue and costs	(11,214)	(6,983)	(3,908)
Satisfaction of participation loan	—	—	(1,300)

Balance at end of year	$2,579,127	$1,695,732	$1,450,334

(1)

In accordance with certain loans and investments, we have outstanding unfunded commitments that we are obligated to fund as the borrowers meet certain requirements. Specific requirements include, but are not limited to, property renovations, building construction and conversions based on criteria met by the borrower in accordance with the loan agreements.